Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (1,520.0)	$ 48.0	$ (69.8)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	227.1	164.8	124.0
Goodwill impairment charges	440.5	0	0
Long-lived asset impairment charges	381.7	0	24.6
Investment impairments	78.9	0	0
Stock-based compensation	43.9	51.6	36.5
Deferred revenue recognized	(67.9)	(13.1)	(3.5)
Provision (benefit) for deferred taxes	60.0	(44.7)	(32.4)
Decline (increase) in fair value of warrant	4.8	14.0	(5.4)
Loss on supplier contracts	77.9	0	0
Change in contingent consideration for acquisitions	(25.2)	(3.0)	0
Other	1.2	(31.4)	7.5
Changes in operating assets and liabilities (net of effects from acquisitions)
Short-term investments—trading securities	0	40.3	10.9
Accounts receivable	73.6	(117.2)	26.0
Inventories	(108.2)	(65.0)	(57.3)
Solar energy systems held for sale and development	(167.5)	(158.5)	14.1
Income taxes receivable and payable	(16.5)	81.4	(63.8)
Prepaid and other current assets	27.8	(179.0)	(3.4)
Accounts payable and accrued liabilities	226.2	443.3	17.5
Semiconductor and Solar Materials deferred revenue and customer deposits	109.5	48.4	15.4
Deferred revenue for solar energy systems	123.4	78.8	0
Pension and post-employment liabilities	11.0	2.4	(1.4)
Other	2.5	(13.5)	(6.5)
Net cash (used in) provided by operating activities	(15.3)	347.6	33.0
Cash flows from investing activities:
Capital expenditures	(452.5)	(352.0)	(225.4)
Construction of solar energy systems	(598.1)	(280.1)	(28.0)
Cash payments for acquisitions, net of cash acquired	(164.0)	(73.5)	(188.5)
Proceeds from sale and maturities of investments	0	185.0	272.5
Proceeds from equity method investments	95.7	85.3	0
Purchases of investments	0	0	(10.9)
Purchases of cost and equity method investments	(50.4)	(18.8)	(121.7)
Cash received from net investment hedge	0	17.6	0
Payments to vendors for refundable deposits on long-term agreements and loans	(14.5)	(85.0)	0
Change in restricted cash	(123.8)	(1.8)	2.2
Proceeds from sale of property, plant and equipment	43.9	0	0
Other	0.8	1.5	0
Net cash used in investing activities	(1,262.9)	(521.8)	(299.8)
Cash flows from financing activities:
Proceeds from senior notes issuance	550.0	0	0
Proceeds from solar energy system financing and capital lease obligations	1,071.2	364.4	78.1
Repayments of solar energy system financing and capital lease obligations	(266.5)	(61.1)	(15.6)
Net repayments of customer deposits related to long-term supply agreements	(57.7)	(31.3)	(90.4)
Principal payments on long-term debt	(3.7)	(4.8)	(46.0)
Cash paid for SunEdison contingent consideration	(50.2)	0	0
Purchases of and dividends to noncontrolling interest	(49.0)	(8.3)	0
Common stock repurchases	(3.6)	(2.9)	(15.9)
Proceeds from issuance of common stock	0	0	0.7
Excess tax benefits from share-based payment arrangements	0	0	0.3
Debt financing fees	(39.8)	(12.8)	(2.9)
Net cash provided by (used in) financing activities	1,150.7	243.2	(91.7)
Effect of exchange rate changes on cash and cash equivalents	6.0	5.6	2.9
Net (decrease) increase in cash and cash equivalents	(121.5)	74.6	(355.6)
Cash and cash equivalents at beginning of period	707.3	632.7	988.3
Cash and cash equivalents at end of period	$ 585.8	$ 707.3	$ 632.7